UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE

    68130

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period: 4/30/14

Item 1.  Schedule of Investments.

Astor Active Income ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 94.7%
	DEBT FUND - 85.8%
6,262	Guggenheim Enhanced Short Duration Bond ETF	$ 314,916
1,115	iShares iBoxx $ High Yield Corporate Bond Fund	105,189
357	iShares iBoxx $ Investment Grade Corporate Bond ETF	42,180
2,880	iShares Intermediate Credit Bond ETF	315,590
2,147	iShares US Preferred Stock ETF	84,914
1,674	iShares Short Maturity Bond ETF	84,118
2,948	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	314,552
7,309	PowerShares Build America Bond Portfolio	212,107
11,066	PowerShares Senior Loan Portfolio	273,773
2,103	SPDR Blackstone/GSO Senior Loan ETF	104,792
		1,852,131
	EQUITY FUND - 8.9%
2,597	iShares High Dividend ETF	191,633

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,012,670)	2,043,764

	SHORT TERM INVESTMENTS - 2.9%
62,136	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.01% + (Cost 62,136)	62,136

	TOTAL INVESTMENTS - 97.6% (Cost $2,074,806)	$ 2,105,900
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%	52,469
	NET ASSETS - 100.0%	$ 2,158,369

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,075,358 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 31,167
	Unrealized Depreciation:	(625)
	Net Unrealized Appreciation:	$ 30,542

Astor Long/Short ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 95.7%
	COMMODITY FUND - 5.8%
62,862	PowerShares DB Agriculture Fund *	$ 1,839,854
62,858	PowerShares DB Energy Fund *	1,857,572
		3,697,426

	DEBT FUND - 22.0%
104,694	Guggenheim Enhanced Short Duration ETF	5,265,061
18,117	iShares 1-3 Year Treasury Bond ETF	1,531,249
16,734	iShares iBoxx $ High Yield Corporate Bond ETF	1,578,686
28,005	iShares Intermediate Credit Bond ETF	3,068,788
49,128	SPDR Blackstone / GSO Senior Loan ETF	2,448,048
		13,891,832

	EQUITY FUND - 67.9%
119,728	First Trust Large Cap Core AlphaDEX Fund	5,054,916
59,996	First Trust Technology AlphaDEX Fund	1,799,280
43,615	Guggenheim S&P 500 Equal Weight ETF	3,195,671
24,077	GuggenHeim S&P 500 Pure Value ETF	1,258,264
43,068	iShares Core S&P 500 ETF	8,163,108
54,425	iShares Core S&P Total US Stock Market ETF	4,684,904
75,544	iShares MSCI Emerging Markets ETF	3,122,234
36,945	iShares MSCI EAFE ETF	2,524,082
84,850	iShares MSCI USA Minimum Volatility ETF	3,099,571
10,986	iShares Ressell 2000 ETF	1,230,212
45,434	iShares US Real Estate ETF	3,165,841
60,058	iShares High Dividend ETF	4,431,680
14,264	Powershares QQQ Trust Series 1	1,246,531
		42,976,294

	TOTAL EXCHANGE TRADED FUNDS ( Cost $56,577,122)	60,565,552

	SHORT-TERM INVESTMENTS - 6.2%
3,926,773	UB Institutional Trust Deposit 0.15% + (Cost $3,926,773)	3,926,773

	TOTAL INVESTMENTS - 101.9% ( Cost $60,503,895)(a)	$ 64,492,325
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9) %	(1,221,890)
	NET ASSETS - 100.0%	$ 63,270,435

*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $60,521,544 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,992,482
	Unrealized Depreciation:	(21,701)
	Net Unrealized Appreciation:	$ 3,970,781

Astor S.T.A.R. ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2014 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 96.7%
	DEBT FUND - 7.7%
44,319	iShares Core Total US Bond Market ETF	$ 4,812,600

	EQUITY FUND - 89.0%
150,049	First Trust Consumer Discretionary AlphaDEX Fund	4,699,535
107,146	First Trust Consumer Staples AlphaDEX Fund	3,943,669
34,381	First Trust Developed Markets AplhaDEX Fund	1,786,781
182,815	First Trust Energy AlphaDEX Fund	5,001,818
281,060	First Trust Financial AlphaDEX Fund	6,056,843
86,118	First Trust Health Care AlphaDEX Fund	4,274,898
130,019	First Trust Industrials/Producer Durables AlphaDEX Fund	3,839,461
126,699	First Trust Large Cap Core AlphaDEX Fund	5,349,232
38,737	First Trust Materials AlphaDEX Fund	1,274,835
104,713	First Trust Mid Cap Core AlphaDEX Fund	5,290,101
113,699	First Trust Small Cap Core AlphaDEX Fund	5,334,643
129,359	First Trust Technology AlphaDEX Fund	3,879,476
66,019	First Trust Utilities AlphaDEX Fund	1,516,456
32,923	Market Vectors Agribuiness ETF	1,799,900
44,374	SPDR S&P Metals & Mining ETF	1,861,046
		55,908,694

	TOTAL EXCHANGE TRADED FUNDS ( Cost $58,265,541)	60,721,294

	SHORT-TERM INVESTMENTS - 9.0%
5,642,550	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.01% + (Cost 5,642,550)	5,642,550

	TOTAL INVESTMENTS - 105.7% ( Cost $63,908,091)(a)	$ 66,363,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7) %	(3,544,879)
	NET ASSETS - 100.0%	$ 62,818,965

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,908,381 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,455,463
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 2,455,463

The Astor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014,  for the Funds' assets and liabilities measured at fair value:

Astor Active Income ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,043,764	$ -	$ -	$ 2,043,764
Short-Term Investments	62,136	-	-	62,136
Total	$ 2,105,900	$ -	$ -	$ 2,105,900

Astor S.T.A.R. ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 60,721,294	$ -	$ -	$ 60,721,294
Short-Term Investments	5,642,550	-	-	5,642,550
Total	$ 66,363,844	$ -	$ -	$ 66,363,844
Astor Long/Short ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 60,565,552	$ -	$ -	$ 60,565,552
Short-Term Investments	3,926,773	-	-	3,926,773
Total	$ 64,492,325	$ -	$ -	$ 64,492,325

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.   It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/27/2014

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/27/2014